Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Estimated useful life				2 years
Deferred offering costs		$ 973,491
Deferred revenue		68,899
Advertising expense		16,000	$ 184,000
Remaining carrying value				$ 1,468,995
Delivery revenue				146,462	54,423
Branding fees				45,250	53,575
Other revenue				15,833
Advertising expense				184,000	128,000
Tax benefit
Shares converted (in Shares)	80,000,000
Aggregate shares of common stock (in Shares)				7,978,616
Preferred stock converted into warrants (in Shares)				128,819
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life				3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life				5 years
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares converted (in Shares)				4,372,601
Office Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life		3 years
Office Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life		5 years
Robot Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life		2 years
One Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		90.00%	83.00%	71.00%	50.00%
One Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			50.00%